Income Taxes - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2026
Operating Loss Carryforwards [Line Items]
Unrecognized Tax Benefits	$ 0	$ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	0	0
Unamortized investment tax credits	186,250,000	0		$ 183,453,000
Amortization of Deferred Investment Tax Credit	(3,559,000)	0	$ 0
Puget Sound Energy
Operating Loss Carryforwards [Line Items]
Unamortized investment tax credits	186,300,000
Amortization of Deferred Investment Tax Credit	$ (3,559,000)	$ 0	$ 0